UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22763

CPG Carlyle Commitments Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

CPG Carlyle Commitments Fund, LLC

Financial Statements
(Unaudited)

For the Period from April 1, 2021
to September 30, 2021

(Including the Financial Statements of
CPG Carlyle Commitments Master Fund, LLC)

CPG Carlyle Commitments Fund, LLC

Table of Contents
For the Period from April 1, 2021 to September 30, 2021 (Unaudited)

Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4-5
Statement of Cash Flows	6
Financial Highlights	7-8
Notes to Financial Statements	9-13
Other Information	14

*

For a description of CPG Carlyle Commitments Master Fund, LLC, into which the CPG Carlyle Commitments Fund, LLC invests substantially all of its assets, please see the consolidated financial statements of the CPG Carlyle Commitments Master Fund, LLC, included in Appendix A hereto, which should be read in conjunction with the financial statements of the CPG Carlyle Commitments Fund, LLC.

CPG Carlyle Commitments Fund, LLC

Schedule of Investments (Unaudited)

September 30, 2021

CPG CARLYLE COMMITMENTS FUND, LLC(a)
Investment in CPG Carlyle Commitments Master Fund, LLC, at value (100.15%)(b)	$1,108,659,242
Liabilities in Excess of Other Assets (-0.15%)	(1,620,185)
Net Assets (100.00%)	$1,107,039,057

(a)	Invests the majority of its assets in CPG Carlyle Commitments Master Fund, LLC.

(b)	Categorized as Level 3 investment.

The Consolidated Schedule of Investments of CPG Carlyle Commitments Master Fund, LLC is included below.

1

CPG Carlyle Commitments Fund, LLC

Statement of Assets and Liabilities (Unaudited)

September 30, 2021

Assets
Investment in CPG Carlyle Commitments Master Fund, LLC, at fair value (cost $501,622,890)	$1,108,659,242
Due from CPG Carlyle Commitments Master Fund, LLC	15,426,304
Prepaid Directors’ and Officer fees	12,728
Prepaid expenses and other assets	22,844
Total Assets	1,124,121,118

Liabilities
Payable for shares repurchased	15,426,304
Sub-placement agent fee payable	1,003,556
Professional fees payable	359,356
Transfer agent fees payable	193,397
Due to Adviser	54,370
Accounting and administration fees payable	13,333
Accounts payable and other accrued expenses	31,745
Total Liabilities	17,082,061
Net Assets	$1,107,039,057

Composition of Net Assets:
Paid-in capital	$785,174,535
Total distributable earnings	321,864,522
Net Assets	$1,107,039,057

Net Assets Attributable to:
Class A Units	$674,356,929
Class I Units	432,682,128
$1,107,039,057
Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):
Class A Units	41,056,682
Class I Units	12,249,562
53,306,244
Net Asset Value per Unit:
Class A Units*	$16.43
Class I Units	$35.32

*	Class A Unit Investors may be charged a sales load (“placement fee”) up to a maximum of 3.50% on the amount they invest.

See accompanying Notes to Financial Statements and attached Consolidated Financial Statements of CPG Carlyle Commitments Master Fund, LLC.

2

CPG Carlyle Commitments Fund, LLC

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2021

Investment Income and Expenses Allocated from CPG Carlyle Commitments Master Fund, LLC
Dividend income	$8,910,705
Interest income	3,239
Expenses	(7,409,472)
Net Investment Income and Expenses Allocated from CPG Carlyle Commitments Master Fund, LLC	1,504,472

Expenses
Sub-placement agent fee	1,989,193
Professional fees	236,812
Transfer agent fees	192,065
Directors’ and Officer fees	63,728
Accounting and administration fees	20,000
Insurance expense	12,669
Custody fees	8,919
Other fees	71,462
Total Expenses	2,594,848

NET INVESTMENT LOSS	(1,090,376)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Other Foreign Currency Denominated Assets and Liabilities Allocated from CPG Carlyle Commitments Master Fund, LLC

Net realized gain/(loss) from:
Investments and other foreign currency denominated assets and liabilities	43,738,581
Net change in unrealized appreciation/(depreciation) on:
Investments and other foreign currency denominated assets and liabilities	76,788,872
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Other Foreign Currency Denominated Assets and Liabilities Allocated from CPG Carlyle Commitments Master Fund, LLC	120,527,453

Net Increase in Net Assets Resulting from Operations	$119,437,077

See accompanying Notes to Financial Statements and attached Consolidated Financial Statements of CPG Carlyle Commitments Master Fund, LLC.

3

CPG Carlyle Commitments Fund, LLC

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Changes in Net Assets Resulting from Operations
Net investment loss	$(1,090,376)	$(6,933,946)
Net realized gain from investments and other foreign currency denominated assets and liabilities allocated from CPG Carlyle Commitments Master Fund, LLC	43,738,581	60,205,384
Net change in unrealized appreciation on investments and other foreign currency denominated assets and liabilities allocated from CPG Carlyle Commitments Master Fund, LLC	76,788,872	207,325,040
Net Change in Assets Resulting from Operations	119,437,077	260,596,478

Distributions to investors
Class A Units	—	(4,934,207)
Class I Units	—	(2,880,747)
Net Change in Net Assets from Distributions to Investors	—	(7,814,954)

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital contributions	5,173,983	6,394,070
Reinvested distributions	—	4,594,245
Capital withdrawals	(27,965,694)	(121,318,496)
Exchanges	(2,671,651)	(4,158,913)
Total Class A Units Transactions	(25,463,362)	(114,489,094)

Class I Units
Capital contributions	13,688,521	13,869,651
Reinvested distributions	—	2,703,896
Capital withdrawals	(16,188,902)	(72,413,883)
Exchanges	2,671,651	4,158,913
Total Class I Units Transactions	171,270	(51,681,423)
Net Change in Net Assets Resulting from Capital Transactions	(25,292,092)	(166,170,517)

Total Net increase in Net Assets	94,144,985	86,611,007

Net Assets
Beginning of period	1,012,894,072	926,283,065
End of period	$1,107,039,057	$1,012,894,072

4

CPG Carlyle Commitments Fund, LLC

Statements of Changes in Net Assets (Continued)

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Unit Activity
Class A Units
Capital contributions	333,178	524,476
Reinvested distributions	—	405,208
Capital withdrawals	(1,750,555)	(9,205,286)
Exchanges	(174,014)	(329,014)
Net Change in Class A Units Outstanding	(1,591,391)	(8,604,616)

Class I Units
Capital contributions	406,016	532,222
Reinvested distributions	—	111,838
Capital withdrawals	(470,159)	(2,602,841)
Exchanges	81,074	153,882
Net Change in Class I Units Outstanding	16,931	(1,804,899)

Total Change in Units Outstanding	(1,574,460)	(10,409,515)

See accompanying Notes to Financial Statements and attached Consolidated Financial Statements of CPG Carlyle Commitments Master Fund, LLC.

5

CPG Carlyle Commitments Fund, LLC

Statement of Cash Flows (Unaudited)

For the Six Months Ended September 30, 2021

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets resulting from operations	$119,437,077
Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash used in operating activities:
Net investment income and expenses allocated from CPG Carlyle Commitments Master Fund, LLC	(1,504,472)
Net realized gain on investments and other foreign currency allocated from CPG Carlyle Commitments Master Fund, LLC, net of income taxes	(43,738,581)
Net change in unrealized appreciation/depreciation on investments and other foreign currency allocated from CPG Carlyle Commitments Master Fund, LLC, net of income taxes	(76,788,872)
Subscriptions of interest in CPG Carlyle Commitments Master Fund, LLC	(18,895,097)
Sales of interests in CPG Carlyle Commitments Master Fund, LLC	46,370,884
(Increase)/Decrease in assets:
Due from CPG Carlyle Commitments Master Fund, LLC	33,919,905
Prepaid Directors’ and Officer fees	23,712
Prepaid expenses and other assets	(15,799)
Increase/(Decrease) in liabilities:
Sub-placement agent fees payable	81,841
Transfer agent fee payable	96,914
Professional fees payable	135,037
Accounting and administration fees payable	3,333
Payable to Adviser	54,370
Accounts payable and other accrued expenses	31,745
Net cash provided/(used) in operating activities	59,211,997

CASH FLOWS FROM FINANCING ACTIVITIES:
proceeds from sale of shares	18,862,504
Payment on shares redeemed	(78,074,501)
Cash distributions paid	0
ROCSOP	0
Net cash provided/(used) by financing activities	(59,211,997)

Net Change in cash and cash equivalents	0
Cash, beginning of period	$0
Cash, end of period	$0

See accompanying Notes to Financial Statements and attached Financial Statements of CPG Carlyle Commitments Master Fund, LLC.

6

CPG Carlyle Commitments Fund, LLC

Financial Highlights

Class A Units

Per Unit Data and Ratios for a Unit of Beneficial Interest Outstanding Throughout the Year/Period

	For the Six Months Ended September 30, 2021		For the Years Ended March 31
	(Unaudited)		2021		2020		2019	2018	2017
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$14.71		$11.41		$12.75		$12.57	$13.03	$13.00
Activity from investment operations:(1)
Net investment income/(loss)	(0.03	)(2)	(0.12	)(2)	(0.06	)(2)	0.08	(0.02)	(0.11)
Net realized and unrealized gain/(loss)	1.75		3.52		(1.07)		0.36	1.32	1.42
Total from investment operations	1.72		3.40		(1.13)		0.44	1.30	1.31

Distributions to investors
From net investment income	—		—		(0.21)		—	—	—
From net realized gains	—		(0.10)		—		(0.26)	(1.76)	(1.28)
Total distributions to investors	—		(0.10)		(0.21)		(0.26)	(1.76)	(1.28)

NET ASSET VALUE, END OF PERIOD	$16.43		$14.71		$11.41		$12.75	$12.57	$13.03

Net assets, end of period (in thousands)	$674,357		$627,188		$584,860		$724,319	$712,303	$679,521

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income/(loss)	(0.44)%		(0.94)%		(0.46)%		0.63%	(0.38)%	(1.16)%
Total Expenses(3)	2.09%		2.07%		2.22%		2.12%	2.13%	2.27%
Portfolio turnover rate (Master Fund)(4)	0.00%		0.00%		2.79%		5.59%	0.35%	0.00%
Total Return(5)	11.69%		29.99%		(9.05)%		3.45%	8.48%	10.57%

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average shares outstanding during the period.

(3)

Included in the above ratio are other expenses of 0.29% as of September 30, 2021, 0.27% as of March 31, 2021, 0.18% as of March 31, 2020, 0.32% as of March 31, 2019, 0.33% as of March 31, 2018 and 0.47% as of March 31, 2017.

(4)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(5)

Total investment return reflects the changes in net asset value based on the effects of the performance of the Master Fund during the year and adjusted for cash flows related to capital contributions and withdrawals during the year. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying Notes to Financial Statements and attached Consolidated Financial Statements of CPG Carlyle Commitments Master Fund, LLC.

7

CPG Carlyle Commitments Fund, LLC

Financial Highlights
Class I Units

Per Unit Data and Ratios for a Unit of Beneficial Interest Outstanding Throughout the Year/Period

	For the Six Months Ended September 30, 2021		For the Years Ended March 31
	(Unaudited)		2021		2020	2019	2018	2017
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$31.53		$24.32		$27.01	$26.47	$27.28	$27.06
Activity from investment operations:(1)
Net investment income/(loss)	0.03	(2)	(0.09	)(2)	0.04 (2)	0.34	0.09	(0.09)
Net realized and unrealized gain/(loss)	3.76		7.52		(2.28)	0.75	2.80	2.99
Total from investment operations	3.79		7.43		(2.24)	1.09	2.89	2.90

Distributions to investors
From net investment income	—		—		(0.45)	—	—	—
From net realized gains	—		(0.22)		—	(0.55)	(3.70)	(2.68)
Total distributions to investors	—		(0.22)		(0.45)	(0.55)	(3.70)	(2.68)

NET ASSET VALUE, END OF PERIOD	$35.32		$31.53		$24.32	$27.01	$26.47	$27.28

Net assets, end of period (in thousands)	$432,682		$385,706		$341,423	$382,183	$331,098	$273,123

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income/(loss)	0.17	%(3)	(0.35)%		0.13%	1.24%	0.24%	(0.54)%
Total Expenses(4)	1.49	%(3)	1.48%		1.61%	1.52%	1.53%	1.67%
Portfolio turnover rate (Master Fund)(5)	0.00%		0.00%		2.79%	5.59%	0.35%	0.00%
Total Return(6)	12.02%		30.79%		(8.48)%	4.07%	9.13%	11.23%

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average shares outstanding during the period.

(3)	Net investment loss and total expenses are annualized for periods less than one full year, except for organizational costs which are one-time expenses.

(4)

Included in the above ratio are other expenses of 0.29% as of September 30, 2021, 0.27% as of March 31, 2021, 0.18% as of March 31, 2020, 0.32% as of March 31, 2019, 0.33% as of March 31, 2018 and 0.47% as of March 31, 2017.

(5)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(6)

Total investment return reflects the changes in net asset value based on the effects of the performance of the Master Fund during the year and adjusted for cash flows related to capital contributions and withdrawals during the year. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying Notes to Financial Statements and attached Consolidated Financial Statements of CPG Carlyle Commitments Master Fund, LLC.

8

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited)

September 30, 2021

1.	ORGANIZATION

CPG Carlyle Commitments Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on June 1, 2013. The Fund’s investment objective is to seek attractive long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in the limited liability company interests (“Interests”) in CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”), a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act. The Master Fund invests predominantly (under normal circumstances, generally at least 80% of its assets) in the multiple alternative investment funds (“Investment Funds”), co-investments and direct investments sponsored by, or affiliated with The Carlyle Group L.P. and its affiliates with an emphasis on private equity funds as more fully described in the Fund’s Confidential Memorandum as amended or supplemented from time to time. Investments in Investment Funds are made in the form of capital commitments, which are called by Investment Funds over time. The Fund’s private equity investments, therefore, generally consist of both funded and unfunded commitments; however, only funded private equity commitments are reflected in the Fund’s net asset value. The Fund’s and Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to be responsible for the day-to-day management of the Fund.

The Fund is a feeder fund in a master-feeder structure. As of September 30, 2021, the Fund owned 100.00% of the Interests in the Master Fund with the Adviser owning an amount which rounded to 0.00%.

The Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

The Fund offers two classes of units of beneficial interest (“Units”), Class A Units and Class I Units, which differ in their respective sales load (the “Placement Fee”) and Sub-Placement Agent Fee (as defined below). Each class of Units may be purchased as of the first business day of each calendar month based upon its respective then-current net asset value. Investors’ funds are held in escrow prior to each closing date. Class A Unit investors may be charged a Placement Fee up to a maximum of 3.50% on the amount they invest. No placement fee is charged on purchases of Class I Units. Class A Units are subject to an ongoing fee for distribution services and related sales support services (the “Sub-Placement Agent Fee”) at an annualized rate of 0.60% of the aggregate net assets of the Fund attributable to Class A Units. Class I Units are not subject to the Sub-Placement Agent Fee.

The Fund’s financial statements should be read in conjunction with the Master Fund’s financial statements, which are included as Appendix A.

9

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2021

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute annually to its investors substantially all of its net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to distribute sufficient income and gains each year so as to not be subject to U.S. Federal excise tax on certain undistributed amounts. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax year end of September 30 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ended March 31, 2022, but after the Tax Year ended September 30, 2021, will be reflected in the notes to the Fund’s financial statements for the fiscal year ending March 31, 2022.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. Tax Years 2021, 2020 and 2019 remain subject to examination by the U.S. taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period ended September 30, 2021, the Fund did not incur any interest or penalties.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

There were no distributions paid for the period ended September 30, 2021.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Allocations from the Master Fund: In accordance with U.S. GAAP, the Fund, as the holder of Interests in the Master Fund, records in its financial statements its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation in the Master Fund.

Investment Transactions: Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Although the Fund bears its proportionate share of the management fees paid by the Master Fund, the Fund pays no direct management fee to the Adviser.

Dividends and distributions to Unit holders: Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are declared and distributed annually. The Fund records dividends and distributions to its Unit holders on ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per Unit of the Fund.

10

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2021

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Multiple Classes of Units: All investors bear the common expenses of the Fund. Dividends are declared separately for each class. Income, non-class specific expenses and realized and unrealized gains and losses are allocated monthly to each class of Units based on the value of total Units outstanding of each class, without distinction between Unit classes. Expenses attributable to a particular class of Units, such as Sub-Placement Agent Fee, are allocated directly to that class.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment in the Master Fund: The Fund records its investment in the Master Fund at fair value, which is represented by the Fund’s Units held in the Master Fund valued at the per unit net asset value.

FASB Accounting Standards Codification 820, Fair Value Measurement provides a single definition of fair value and expanded disclosures about fair value measurements.

Valuation of Investment Funds held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

3.	RELATED PARTY TRANSACTIONS AND OTHER

Pursuant to a license agreement between Carlyle Investment Management, L.L.C. and the Adviser (the “License Agreement”), the Adviser is permitted to use the mark “Carlyle” in connection with the offering, marketing, promotion, management and operation of the Fund. The Adviser believes that the Fund has benefitted and will continue to benefit from the License Agreement, in accordance with its terms. Nonetheless the Adviser will not seek reimbursement or payment from the Fund for any amounts thereunder.

Effective January 1, 2019, each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended September 30, 2021 were $43,000, which is included in Directors’ and Officer fees in the Statement of Operations.

During the period ended September 30, 2021, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $20,728 which is included in the Directors’ and Officer Fees in the Statement of Operations.

Certain officers and the interested director of the Fund are also Officers of the Adviser and are registered representatives of Foreside Fund Services, LLC.

4.	ADMINISTRATION, CUSTODIAN FEES AND DISTRIBUTION

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serve as administrator (the “Administrator”) to the Fund and provide certain accounting, administrative, record keeping and investor related services. For their services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2021, the total administration fees were $20,000 which is included as Accounting and administration fees in the Statement of Operations, $13,333 of which was payable and is included as Accounting and administration fees payable in the Statement of Assets and Liabilities at September 30, 2021.

11

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2021

4.	ADMINISTRATION, CUSTODIAN FEES AND DISTRIBUTION (continued)

Foreside Fund Services, LLC (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for distribution services and to provide related sales support services to Investors. The Fund pays a quarterly Sub-Placement Agent Fee out of the net assets of Class A Units at the annual rate of 0.60% of the net asset value of Class A Units, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Units). The Sub-Placement Agent Fee is charged on an aggregate class-wide basis, and Investors in Class A Units will be subject to the Sub-Placement Agent Fee regardless of how long they have held their Class A Units. The Sub-Placement Agent Fee is paid to the Placement Agent to reimburse it for payments made to sub-placement agents. Payment of the Sub-Placement Agent Fee is governed by the Fund’s Distribution Plan, which was adopted by the Fund, pursuant to the conditions of the exemptive order issued by the Securities and Exchange Commission (“SEC”), with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. For the period ended September 30, 2021, the total Sub-Placement Agent Fee was $1,989,193, of which $1,003,556 was payable at September 30, 2021.

5.	REPURCHASE OF UNITS

Investors do not have the right to require the Fund to redeem their Units. To provide a limited degree of liquidity to Investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Fund offer to repurchase Units from Investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date. Since all or substantially all of the Fund’s assets will be invested in the Master Fund, the Fund does not expect to conduct a repurchase offer of Units unless the Master Fund contemporaneously conducts a repurchase offer of its Interests.

A 2.00% early repurchase fee is charged by the Fund with respect to any repurchase of Units from an Investor at any time prior to the day immediately preceding the first anniversary of the Investor’s purchase of such Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining investors.

6.	INDEMNIFICATION

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	IMPACTS OF COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic has resulted in substantial market volatility and may continue to impact the Fund’s performance going forward.

12

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2021

8.	SUBSEQUENT EVENTS

On October 21, 2021, Central Park Group, LLC, the parent company of the Adviser, entered into a purchase agreement with Macquarie Management Holdings, Inc. (“Macquarie”) pursuant to which Macquarie has agreed to acquire Central Park Group, subject to the satisfaction or appropriate waiver of certain customary closing conditions (the “Transaction”). If the Transaction is consummated, Central Park Group would become a wholly-owned subsidiary of Macquarie, which is an indirect wholly-owned subsidiary of Macquarie Group Limited (“Macquarie Group”), a publicly-listed (ASX: MQG) global financial services group organized under the laws of Australia.

The Fund will continue to be managed by the same investment personnel who currently are employed by the Adviser following the Transaction.

13

CPG Carlyle Commitments Fund, LLC

Other Information (Unaudited)

September 30, 2021

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than 60 days after the Fund’s first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which replaced Form N-Q. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s Form N-Q filings (prior to the reporting period ending March 31, 2019} and Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

14

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Statements
(Unaudited)

For the Period From April 1, 2021
to September 30, 2021

CPG Carlyle Commitments Master Fund, LLC

Table of Contents
For the Period From April 1, 2021 to September 30, 2021 (Unaudited)

Consolidated Schedule of Investments	1-7
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Statement of Cash Flows	11
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	13-21
Other Information	22

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)
September 30, 2021

Investment Funds (91.15%)	Geographic Region	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Co-Investments (19.73%)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	9/28/2018	$10,279,093	$11,663,282	1.05%
Carlyle Eagle Coinvestment, L.P.(a)(b)	North America	2/15/2018	9,083,035	41,878,655	3.78%
Carlyle ECI Coinvestment, L.P.(a)(b)	North America	5/31/2019	0	35,804	0.00	%(d)
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	6/29/2018	15,534,694	17,590,766	1.59%
Carlyle Interlink Coinvestment, L.P.(a)(b)(c)	North America	10/15/2013	2,304,478	2,956,913	0.27%
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	11/11/2016	3,114,691	3,301,338	0.30%
Carlyle PIB Coinvestment, L.P.(a)(b)	Europe	2/28/2017	0	14,479	0.00	%(d)
Carlyle RDSL Coinvestment, L.P.(a)	South America	9/30/2015	11,213,295	37,151,195	3.35%
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	9/30/2015	9,180,000	11,034,786	1.00%
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	12/28/2017	5,057,905	6,798,400	0.61%
CEMOF II Master Co-Investment Partners, L.P.(a)(c)	North America	9/12/2016	5,673,263	7,119,533	0.64%
CSP III Magellan Co-investment (Cayman), L.P.(a)(b)	North America	3/27/2014	4,535,474	3,950,334	0.36%
Matador Co-Investment SCSp(a)(c)	Europe	9/30/2019	5,260,110	5,140,432	0.46%
Nash Coinvestment, L.P.(a)(c)	Africa	10/10/2017	7,061,338	9,853,477	0.89%
Neptune Coinvestment, L.P.(a)(c)	Europe	6/23/2017	7,531,800	16,973,666	1.53%
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	1/30/2018	14,206,022	43,202,639	3.90%
Riverstone Fieldwood Partners, L.P.(a)(b)(c)	North America	6/30/2016	7,012,984	2,634	0.00	%(d)
Riverstone Fieldwood Partners-D, L.P.(a)(b)	North America	7/25/2018	1,216,629	25,172	0.00	%(d)
Total Co-Investments			118,264,811	218,693,505

Primary Investments (42.74%)
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)(c)	North America	11/13/2017	22,844,525	37,488,497	3.38%
Carlyle Asia Partners Growth I, L.P.(a)(b)(c)	Asia/Pacific	5/23/2016	11,581,344	8,411,091	0.76%
Carlyle Asia Partners IV, L.P.(a)(c)	Asia/Pacific	5/25/2014	40,233,900	41,307,281	3.73%
Carlyle Asia Partners V, L.P.(a)(c)	Asia/Pacific	10/30/2017	35,721,183	42,883,195	3.87%
Carlyle Europe Partners V, L.P.(a)(c)	Europe	4/23/2018	16,639,279	18,780,707	1.69%
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	3/28/2015	13,976,895	18,615,279	1.68%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	11/30/2018	17,316,775	22,311,951	2.01%
Carlyle Global Financial Services Partners II, L.P.(a)(c)	Global	6/30/2014	8,760,349	10,948,871	0.99%
Carlyle Global Financial Services Partners III, L.P.(a)(b)(c)	Global	6/30/2017	23,325,394	30,375,302	2.74%
Carlyle International Energy Partners II, S.C.Sp.(a)(c)	Global	11/30/2018	2,732,884	3,109,458	0.28%
Carlyle International Energy Partners, L.P.(a)(c)	Global	3/12/2014	28,023,539	28,973,309	2.61%
Carlyle Partners VI, L.P.(a)(c)	North America	9/30/2013	11,958,074	24,055,400	2.17%
Carlyle Partners VII, L.P.(a)(c)	North America	11/29/2017	84,448,717	90,820,578	8.19%

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2021

Investment Funds (91.15%) (Continued)	Geographic Region	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Carlyle Structured Credit Fund, L.P.(a)(c)	North America	4/17/2017	$43,091,340	$42,209,785	3.81%
CVC Credit Partners Global Special Situations Fund II SCSP(a)(c)	Europe	6/6/2019	7,616,277	8,482,238	0.77%
Golub Capital Partners 10, L.P.(a)(c)	North America	10/1/2016	13,125,000	13,125,000	1.18%
JLL Partners Fund VII, L.P.(a)(c)	North America	3/31/2016	5,943,739	11,470,488	1.04%
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(c)	North America	9/16/2019	3,295,396	4,698,971	0.42%
Spring Bridge Partners, L.P.(a)(c)	North America	9/17/2019	9,415,907	15,102,231	1.36%
Vitruvian Investment Partnership IV(a)(b)(c)	Europe	8/31/2020	939,478	651,765	0.06%
Total Primary Investments			400,989,995	473,821,397

Secondary Investments (28.68%)
Aberdeen Venture Partners IV, L.P.(a)	North America	9/30/2016	0	8,120	0.00	%(d)
Access Holdings (FPG), L.P.(a)(b)(c)	North America	8/18/2021	8,177,993	8,100,000	0.73%
AE Industrial Partners Extended Value Fund, L.P.(a)(b)(c)	North America	5/28/2021	1,754,405	1,755,347	0.16%
Audax Private Equity Fund, L.P.(a)(b)	North America	9/30/2016	0	30,695	0.00	%(d)
Blue Point Capital Partners II, L.P.(a)(b)	North America	11/30/2020	0	206,988	0.02%
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	4/2/2014	138,201	44,958	0.00	%(d)
Brentwood Associates Opportunities Fund, L.P.(a)(c)	North America	4/15/2021	4,027,019	4,027,020	0.36%
Caliburn Strategic Fund(a)(b)	Europe	9/30/2016	323,032	423,958	0.04%
Canyon Distressed Opportunity Fund (Cayman), L.P.(a)(b)	North America	11/14/2017	0	2,542	0.00	%(d)
Canyon Distressed Opportunity Fund (Delaware), L.P.(a)(b)	North America	11/14/2017	0	42,587	0.00	%(d)
Carlyle Asia Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	298,498	11,529	0.00	%(d)
Carlyle Asia Partners II, L.P.(a)(b)(c)	Asia/Pacific	9/1/2013	127,118	128,772	0.01%
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	771,542	205,104	0.02%
Carlyle Asia Partners III, L.P.(a)(b)(c)	Asia/Pacific	12/31/2014	3,315,310	5,858,194	0.53%
Carlyle Asia Partners IV Access Fund, L.L.C.(a)(c)	Asia/Pacific	12/31/2018	1,426,924	4,104,948	0.37%
Carlyle Asia Partners IV, L.P.(a)(c)	Asia/Pacific	5/24/2017	1,621,022	1,516,979	0.14%
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(c)	Europe	10/31/2017	326,999	195,787	0.02%
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(c)	North America	9/30/2016	68,299	1,863,669	0.17%
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	4/2/2014	764,904	83,641	0.01%
Carlyle Europe Partners II, L.P.(a)(b)(c)	Europe	7/1/2013	2,603,699	1,243,396	0.11%
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	4/2/2014	3,873,857	1,442,784	0.13%
Carlyle Europe Technology Partners II Coinvestment, L.P.(a)(b)	Europe	4/2/2014	22,979	3,806	0.00	%(d)

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2021

Investment Funds (91.15%) (Continued)	Geographic Region	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Carlyle Europe Technology Partners II, L.P.(a)(b)(c)	Europe	12/18/2018	$0	$30,087	0.00	%(d)
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)	Global	4/2/2014	1,618	879	0.00	%(d)
Carlyle Global Financial Services Partners II, L.P.(a)(c)	Global	12/31/2017	2,594,021	4,969,143	0.45%
Carlyle Global Financial Services Partners, L.P.(a)(c)	Global	6/30/2014	0	390,103	0.04%
Carlyle Infrastructure Partners, L.P.(a)(b)(c)	North America	8/29/2014	1,418,216	274,234	0.02%
Carlyle International Energy Partners, L.P.(a)(c)	Global	12/29/2017	6,817,053	6,760,439	0.61%
Carlyle Japan Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	4/2/2014	238,860	68,395	0.01%
Carlyle Japan Partners II, L.P.(a)(b)(c)	Asia/Pacific	9/30/2016	69,543	819,612	0.07%
Carlyle MENA Partners, L.P.(a)(c)	Middle East/North Africa	9/28/2018	320,566	473,945	0.04%
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	12/30/2015	7,568,929	474,942	0.04%
Carlyle Partners V Coinvestment, L.P.(a)	North America	4/2/2014	665,726	765,213	0.07%
Carlyle Partners V, L.P.(a)(b)(c)	North America	6/28/2013	9,852,234	10,292,040	0.93%
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)	North America	8/31/2014	235,322	300,180	0.03%
Carlyle Partners VI, L.P.(a)(c)	North America	7/6/2016	0	10,317,506	0.93%
Carlyle Realty Partners V, L.P.(a)(c)	North America	10/11/2017	1,230,380	1,063,859	0.10%
Carlyle Realty Partners VI, L.P.(a)(c)	North America	4/25/2018	115,259	75,994	0.01%
Carlyle South America Buyout Fund, L.P.(a)(c)	South America	10/31/2017	2,433,024	3,513,717	0.32%
Carlyle Strategic Partners II Coinvestment, L.P.(a)(b)	North America	8/16/2013	236,329	139,222	0.01%
Carlyle Strategic Partners II, L.P.(a)(b)(c)	North America	8/16/2013	4,323,504	2,999,669	0.27%
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	4/2/2014	165	241,752	0.02%
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P.(a)	North America	3/4/2016	1,189	43,584	0.00	%(d)
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)	North America	3/15/2019	23,468	99,967	0.01%
Carlyle U.S. Growth Fund III, L.P.(a)(b)(c)	North America	12/31/2018	0	82,769	0.01%
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	4/2/2014	264,444	10,267	0.00	%(d)
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(c)	North America	9/30/2014	2,054,152	283,041	0.03%
Cerberus Institutional Overseas IV, Ltd.(a)(b)(c)	North America	7/1/2018	378,797	1,030,106	0.09%
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(c)	North America	10/17/2019	11,398	46,635	0.00	%(d)
Cerberus International SPV, Ltd. Class A(a)(b)	North America	7/1/2018	0	191,570	0.02%

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2021

Investment Funds (91.15%) (Continued)	Geographic Region	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	6/13/2016	$0	$111,997	0.01%
Cerberus International, Ltd. Class A(a)(b)	North America	7/1/2018	0	85,998	0.01%
Euro Wagon II, L.P.(a)(b)	Europe	3/29/2019	0	95,014	0.01%
FB HA Holdings, L.P.(a)(b)	North America	8/11/2021	5,005,048	5,001,683	0.45%
Forward Ventures IV, L.P.(a)(b)	North America	8/31/2019	0	2,027,841	0.18%
Garrison Opportunity Fund II A, LLC(a)(b)	North America	10/4/2017	5,098,536	9,222,634	0.83%
Garrison Opportunity Fund, LLC - Series A(a)(b)	North America	5/31/2019	0	6,408	0.00	%(d)
Harbinger Class L Holdings (Cayman), Ltd.(a)(b)	North America	7/1/2018	148,676	41,303	0.00	%(d)
Harbinger Class PE Holdings (Cayman), Ltd.(a)(b)	North America	7/1/2018	619,493	164,238	0.01%
Icon Software Partners, L.P. (Class B)(a)(b)(c)	North America	9/1/2020	23,917	9,295,555	0.84%
JLL Partners Fund V, L.P.(a)(b)(c)	North America	12/30/2015	1,864,152	2,043,558	0.18%
Laverne Buyer Holdings I, LLC(a)(b)	North America	4/10/2018	0	2,617,372	0.24%
Laverne Buyer Holdings II, LLC(a)(b)	North America	4/10/2018	0	1,057,448	0.10%
Laverne Buyer Holdings III, LLC(a)(b)	North America	4/10/2018	7,623,867	11,076,742	1.00%
Laverne Buyer Holdings V, LLC(a)(b)	North America	4/10/2018	1,327,464	2,114,873	0.19%
Madison Dearborn Capital Partners IV(a)(b)	North America	1/11/2017	90,154	126,029	0.01%
MENA Coinvestment, L.P.(a)	Middle East/North Africa	4/2/2014	258,385	325,799	0.03%
Neoma Private Equity Fund IV, L.P.(a)(b)	Middle East/North Africa	12/31/2017	7,243,083	3,423,013	0.31%
New Enterprise Associates 10, L.P.(a)(b)	North America	4/5/2017	247,772	415,429	0.04%
New Enterprise Associates 9, L.P.(a)(b)	North America	6/23/2017	0	14,530	0.00	%(d)
Newport Global Opportunities Fund, L.P.(a)(b)(c)	North America	12/29/2014	21,632,698	12,648,050	1.14%
OCM Opportunities Fund VII (Cayman), Ltd.(a)	North America	10/17/2019	97,255	113,677	0.01%
OCM Opportunities Fund VII, L.P.(a)	North America	10/17/2019	8,734	10,377	0.00	%(d)
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(c)	North America	10/17/2019	0	16,863	0.00	%(d)
OCM Opportunities Fund VIIb, L.P.(a)(c)	North America	10/17/2019	0	1,546	0.00	%(d)
Passero 18, L.P.(a)(b)(c)	North America	6/22/2018	22,829,310	26,844,464	2.42%
PIMCO Bravo Fund Onshore Feeder I, L.P.(a)(b)	North America	10/16/2017	0	3,686	0.00	%(d)
PIMCO Bravo Fund, L.P.(a)(b)	North America	10/16/2017	0	19,305	0.00	%(d)
Revelstoke Single Asset Fund I, L.P.(a)(b)(c)	North America	8/26/2019	13,122,846	24,038,737	2.17%
Riverside Micro-Cap Fund III, L.P.(a)(c)	North America	5/1/2019	320,339	18,540,134	1.67%
Riverstone Global Energy and Power Fund V, L.P.(a)(c)	North America	9/30/2014	19,379,784	8,656,950	0.78%
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(c)	North America	9/30/2014	5,494,943	296,815	0.03%

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2021

Investment Funds (91.15%) (Continued)	Geographic Region	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(c)	North America	5/31/2019	$756,536	$96,582	0.01%
SCP Private Equity Fund I, L.P.(a)(b)	North America	8/30/2018	211,080	242,736	0.02%
SCP Real Assets Fund I, L.P.(a)(b)	North America	8/30/2018	31,882	32,050	0.00	%(d)
Sevin Rosen Fund VIII, L.P.(a)(b)	North America	9/30/2016	0	7,826	0.00	%(d)
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	12/31/2016	1,832,025	6,995,335	0.63%
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	12/31/2016	122,510	458,120	0.04%
Strategic Value Global Opportunity Master Fund, L.P.(a)(b)	North America	12/31/2016	0	65,580	0.01%
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	12/31/2016	1,917,818	25,692,295	2.32%
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	12/31/2016	168,691	2,140,775	0.20%
Styx International, Ltd. Series 1(a)(b)	North America	7/1/2018	212,243	289,796	0.03%
Styx International, Ltd. Series 4(a)(b)	North America	7/1/2018	100,074	136,640	0.01%
Styx International, Ltd. Series 5(a)(b)	North America	7/1/2018	46,348	63,284	0.01%
SVRF (Offshore) Holdings, Ltd.(a)(b)	North America	7/1/2018	23,928	32,962	0.00	%(d)
TPG AAF Partners N-A, L.P.(a)(b)(c)	North America	6/21/2021	3,903,998	3,896,189	0.35%
Varde Investment Partners L.P.(a)(b)	North America	9/30/2016	1,363	2,464	0.00	%(d)
Vitruvian Inv. Partnership I Continuation Fund(a)(b)(c)	Europe	9/13/2019	10,409,062	13,542,518	1.22%
Warburg Pincus Energy, L.P.(a)(c)	North America	9/28/2018	2,650,389	2,693,736	0.24%
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	9/29/2017	26,206,248	21,822,656	1.97%
Warrior Buyer Holdings, LLC(a)(b)	North America	10/2/2018	22,231,634	18,914,235	1.71%
WLR Recovery IV, L.P.(a)(c)	North America	7/1/2016	0	3,359,874	0.30%
Total Secondary Investments			253,758,283	318,003,415
Total Investment Funds			$773,013,089	$1,010,518,317

Direct Investments (0.32%)	Geographic Region	Acquisition Date	Shares/Par Value	Cost	Fair Value	Percentage of Net Assets
Interlink Maritime Corp.(a)(b)(e)	North America	5/31/2019	80,000	$3,000,000	$3,560,941	0.32%
Total Direct Investments				$3,000,000	$3,560,941

Common Stock (0.01%)
Patriot National Bancorp(b)	6,984	$0	$72,808
Total Common Stock		$—	$72,808

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2021

Short-Term Investments (10.95%)	Cost	Fair Value	Percentage of Net Assets
Money Market Funds (10.95%)
Federated Hermes U.S. Treasury Cash Reserves, Class Institutional, 0.01%(f)	$41,443,790	$41,443,769
Fidelity Treasury Only Money Market Fund, 0.01%(f)	25,415,576	25,415,576
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 0.01%(f)	25,415,575	25,415,575
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 0.00%(f)	25,415,575	25,415,575
Morgan Stanley Institutional Liquidity Fund, Class I, 0.01%(f)	3,763,603	3,763,603
Total Money Market Funds	121,454,119	121,454,098
Total Short-Term Investments	$121,454,119	$121,454,098

Total Investments (102.43%)	$897,467,208	$1,135,606,164
Liabilities in Excess of Other Assets (-2.43%)		(26,944,726)
Net Assets (100.00%)		$1,108,661,438

(a)

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $1,014,079,528, which represents approximately 91.47% of net assets as of September 30, 2021.

(b)	Non-income producing security.

(c)	The Fund held unfunded commitments in the investment as of September 30, 2021. (See Note 3 in the accompanying Notes to Consolidated Financial Statements).

(d)	Rounds to less than 0.005%

(e)	Level 3 securities fair valued under procedures established by the Board of Directors, represent 0.32% of Net Assets. The total value of these securities is $3,560,941.

(f)	The rate shown is the annualized 7-day yield as of September 30, 2021.

Outstanding Forward Foreign Currency Contracts

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2021	Fund Delivering	U.S. $ Value at September 30, 2021	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	12/15/2021	USD	41,616,478	BRL	39,960,596	$1,655,882
						$1,655,882

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2021

Investments as of September 30, 2021

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	19.73%
Primary Investments	42.74%
Secondary Investments	28.68%
Total Investment Funds	91.15%
Direct Investments	0.32%
Common Stock	0.01%
Short-Term Investments
Money Market Fund	10.95%
Total Investments	102.43%
Liabilities in excess of other assets	(2.43%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Financial Statements.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)
September 30, 2021

Assets
Investments, at fair value (Cost $897,467,208)	$1,135,606,164
Cash	12,776,962
Cash denominated in foreign currencies (Cost $808,989)	793,655
Interest receivable	24
Dividends receivable	140,163
Receivable for distributions from Investment Funds	81,978
Prepaid Directors’ and Officer fees	18,715
Capital contributions receivable, due from Feeder Fund	25,000
Unrealized appreciation on forward foreign currency contracts	1,655,882
Total Assets	1,151,098,543

Liabilities
Payable for contributions to Investment Funds, not yet settled	23,086,936
Payable for shares repurchased, due to Feeder Fund	15,426,304
Payable to Adviser	3,440,290
Professional fees payable	323,400
Accounting and administration fees payable	115,281
Capital contributions received in advance	21,993
Accounts payable and other accrued expenses	22,901
Total Liabilities	42,437,105
Net Assets	$1,108,661,438

Composition of Net Assets
Paid-in capital	$501,627,504
Total distributable earnings	607,033,934
Net Assets	$1,108,661,438

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Operations (Unaudited)
For the Six Months Ended September 30, 2021

Investment Income
Dividend income	$8,910,705
Interest income	3,239
Investment Income	8,913,944

Expenses
Management fee	6,475,294
Accounting and administration fees	425,366
Professional fees	287,168
Directors’ and Officer fees	63,728
Custody fees	39,739
Insurance expense	12,669
Other fees	105,508
Total Expenses	7,409,472

NET INVESTMENT INCOME	1,504,472

Net Realized Gain/(Loss) and Change in Unrealized Appreciation on Investments, Other Foreign Currency Denominated Assets and Liabilities, and Income Tax Expense
Net realized gain from:
Investments	47,321,874
Forward foreign currency contracts	(4,036,625)
Foreign currency	72,207
Net change in unrealized appreciation on:
Investments	75,471,527
Forward foreign currency contracts	1,648,481
Foreign currency	49,989
Net Realized Gain and Change in Unrealized Appreciation on Investments, Other Foreign Currency Denominated Assets and Liabilities, and Income Tax Expense	120,527,453

Net Increase in Net Assets Resulting from Operations	$122,031,925

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Changes in Net Assets Resulting from Operations
Net investment income/(loss)	$1,504,472	$(2,498,409)
Net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	43,357,456	60,205,384
Net change in unrealized appreciation/(depreciation) on investments and other foreign currency denominated assets and liabilities, net of income taxes	77,169,997	207,325,040
Net Change in Net Assets Resulting from Operations	122,031,925	265,032,015

Change in Net Assets Resulting from Capital Transactions
Capital contributions	18,895,097	20,401,095
Capital withdrawals	(46,373,318)	(199,137,153)
Net Change in Net Assets Resulting from Capital Transactions	(27,478,221)	(178,736,058)

Total Net Increase in Net Assets	94,553,704	86,295,957

Net Assets
Beginning of period	1,014,107,734	927,811,777
End of period	$1,108,661,438	$1,014,107,734

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Cash Flows (Unaudited)
For the Six Months Ended September 30, 2021

Cash Flows From Operating Activities
Net decrease in net assets resulting from operations	$122,031,925
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain on investments	(47,321,874)
Net change in unrealized appreciation/depreciation on investments	(75,471,527)
Purchase of Investment Funds	(86,519,195)
Capital distributions received from Investment Funds	124,327,373
Proceeds from sales of Investments	864,926
Net (purchases)/sales of short-term investments	(12,673,127)
(Increase)/Decrease in assets:
Receivable for distributions from Investment Funds	19,103,267
Dividend receivable	344,413
Deposit with broker	280,000
Unrealized appreciation on FX Contracts	(1,648,481)
Prepaid director and officer fees	32,285
Prepaid expenses and other assets	7,045
Increase/(Decrease) in liabilities:
Payable to Adviser	381,278
Professional fees payable	90,617
Payable for contributions to Investment Funds, not yet settled	22,823,882
Accounting and administration fees payable	(86,039)
Accounts payable and other accrued expenses	(3,542)
Net Cash Used in Operating Activities	66,563,225

Cash Flows From Financing Activities
Proceeds from capital contributions, including capital contributions received in advance	18,470,630
Payments for shares repurchased	(80,293,223)
Net Cash Provided by Financing Activities	(61,822,593)

Net change in cash	4,740,632
Cash, beginning of year	8,829,984
Cash, end of year	$13,570,617

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Highlights

	For the Six Months Ended September 30, 2021		For the Years Ended March 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Assets:
Net assets, end of period (in thousands)	$1,124,088		$1,014	$927,812	$1,108,065	$1,014	$954,287

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income/(loss)(1)	0.28	%(2)	(0.26)%	0.33%	1.38%	(0.26)%	(0.32)%
Total expenses(3)	1.40	%(2)	1.39%	1.42%	1.36%	1.39%	1.44%
Portfolio turnover	0.00	%(4)	0.00%	2.79%	5.59%	0.00%	0.00%
Total return(5)	12.07	%(4)	30.86%	(6.75)%	4.27%	30.86%	11.45%

(1)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(2)	Net investment loss and total expenses are annualized for periods less than one full year, except for organizational costs which are one-time expenses.

(3)

Included in the above ratio are other expenses of 0.20% as of September 30, 2021, 0.18% as March 31, 2021, 0.25% as of March 31, 2020, 0.16% as of March 31, 2019, 0.17% as of March 31, 2018, 0.23% as of March 31, 2017 and 0.25%.

(4)	Not annualized.

(5)

Total investment return reflects the changes in net asset value based on the effects of the performance of the Master Fund during the year and adjusted for cash flows related to capital contributions and withdrawals during the year. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)
September 30, 2021

1.	ORGANIZATION

CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund commenced operations on June 1, 2013. CPG TCG Acquisition Fund, LLC (“CPG TCG”), a wholly owned entity, is consolidated in the Master Fund’s financial statements. The Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Master Fund’s investment objective is to seek attractive long-term capital appreciation. The Master Fund seeks to achieve its investment objective by investing predominantly (under normal circumstances, generally at least 80% of its assets) in the multiple alternative investment funds (“Investment Funds”), co-investments (“Co-Investments”), and direct investments (“Direct Investments”) sponsored by, or affiliated with, The Carlyle Group L.P. and its affiliates, with an emphasis on private equity funds, as more fully described in the Feeder Fund’s (as defined below) Confidential Memorandum as amended or supplemented from time to time. Investments in Investment Funds are made in the form of capital commitments, which are called by Investment Funds over time. The Master Fund’s private equity investments, therefore, generally consist of both funded and unfunded commitments; however, only funded private equity commitments are reflected in the Master Fund’s net asset value (“NAV”).

Subject to the requirements of the 1940 Act, the business and affairs of the Master Fund shall be managed under the direction of the Master Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Master Fund and in its name, to do all things necessary and proper to carry out its duties under the Master Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Master Fund shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Master Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Master Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Master Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Master Fund.

The Master Fund is a master investment portfolio in a master-feeder structure. CPG Carlyle Commitments Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests (“Interests”) of the Master Fund. As of September 30, 2021, the Feeder Fund owned 100.00% of the Master Fund’s Interests with the Adviser owning an amount which rounded to 0.00%.

Investors generally may purchase units of beneficial interest of the Feeder Fund as of the first business day of each calendar month. Purchase proceeds do not represent the Master Fund’s capital or become the Master Fund’s assets until the first business day of the relevant calendar month.

The Master Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Master Fund’s policy to be classified as a partnership for U.S. federal income tax purposes. Each investor in the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses and the realized and unrealized gains or losses of the Master Fund. The Master Fund is expected to incur taxable income upon realization of some of its investments. As of September 30, 2021, the Master Fund does not have a deferred tax liability included in the Consolidated Statement of Assets and Liabilities. No other U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the investors are individually liable for the taxes on their allocated share of such income or gains of the Master Fund.

The Master Fund has adopted a tax-year end of September 30. The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2021, the tax years from the year 2017 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current year. The Master Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2021, the Master Fund did not incur any interest or penalties.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund.

Short-Term Investments: Short-term investments represent investments in high quality money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Investment Transactions: The Master Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of redemption. Dividend income is recorded on ex-date and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds are received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Consolidation of Subsidiary: The consolidated financial statements include the financial position and the results of operations of the Master Fund and its wholly owned subsidiary, CPG TCG, a Delaware limited liability company. The wholly owned subsidiary has the same investment objective as the Master Fund. CPG TCG is taxed as a corporation and used when the Master Fund has determined that owning certain Investment Funds within a domestic limited liability company structure would not be beneficial. As of September 30, 2021 the total value of investments held by the subsidiary is $9,521,649, or approximately 0.86% of the Master Fund’s net assets.

Fair Value of Financial Instruments: The fair value of the Master Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Master Fund values its investments in Investment Funds at fair value in accordance with FASB ASC, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

3.	PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Master Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The private equity Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and Co-Investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

3.	PORTFOLIO VALUATION (continued)

The NAV of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below and as may be determined, from time to time, pursuant to policies established by the Board. The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. ASC 820 provides for the use of NAV (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain criteria are met. As such, the Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Master Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table represents the inputs used to value the investments at fair value on the Consolidated Statement of Assets and Liabilities within the valuation hierarchy as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Direct Investments	$—	$—	$3,560,941	$3,560,941
Common Stocks	72,808	—	—	72,808
Short-Term Investments	—	121,454,098	—	121,454,098
TOTAL	$72,808	$121,454,098	$3,560,941	$125,087,847
Other Financial Instruments
	$—	$1,655,882	$—	$1,655,882
TOTAL	$—	$1,655,882	$—	$1,655,882

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

3.	PORTFOLIO VALUATION (continued)

The Master Fund held Investment Funds with a fair value of $1,010,518,317, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2021, as investments in Investment Funds valued at net asset value, as a “practical expedient”, are not required to be included in the fair value hierarchy.

The Master Fund held Investment Funds with a fair value of $926,995,991 that, in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2021. Investments in Investment Funds valued at NAV, as a “practical expedient”, are not required to be included in the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Direct Investments	Total
Balance as of April 1, 2021	$2,030,605	$2,030,605
Purchases	—	—
Sales	—	—
Realized Gain	—	—
Change in Unrealized Appreciation/(Depreciation)	1,530,336	1,530,336
Transfer in	—	—
Transfer out	—	—
Balance as of September 30, 2021	$3,560,941	$3,560,941
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2021	$1,530,336	$1,530,336

The net change in unrealized appreciation/(depreciation) included in the Consolidated Statement of Operations attributable to Level 3 assets still held as of September 30, 2021 is $1,530,336.

The Master Fund’s private equity investments financing stage with their corresponding unfunded commitments and other attributes, as of September 30, 2021, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$ 544,779,654	$ 296,234,179	Up to 10 years	None	N/A	N/A
Growth Capital	Non-control investments in established companies with strong growth characteristics	288,285,511	48,037,628	Up to 10 years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	181,014,093	53,201,237	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified financing stage. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

3.	PORTFOLIO VALUATION (continued)

Ten Investment Funds have commitments denominated in Euros and one Investment Fund has commitments denominated in Japanese Yen. As of September 30, 2021, the unfunded commitments for these Investment Funds totaled €52,640,949 and ¥685,635,295, respectively. As of September 30, 2021, the exchange rate used for the conversion was 1.158 USD/EUR and 111.295 JPY/USD, respectively. The U.S. dollar equivalent of these commitments is included in the Master Fund’s total unfunded commitment amount.

The following is a summary of investment strategies of the Investment Funds held by the Master Fund as of September 30, 2021.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

Buyouts: Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

Growth Capital: Typically involves non-control investments in established companies with strong growth characteristics. Companies that receive growth capital investments typically have established customers and mature business models.

Special Situations: A broad range of private equity investments, which vary in terms of level of control, including mezzanine, distressed debt, energy/utility investments and turnarounds.

Types of private equity investments that the Master Fund may make include:

Primary Investments. Primary investments (primaries) are interests or investments in newly established private equity funds. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period.

Secondary Investments. Secondary investments (secondaries) are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

Co-Investment/Direct Investments. Co-Investments are investments in an operating company that are typically held through a third party investment vehicle formed by a private equity sponsor or other institutional investor and are typically made alongside the sponsor’s (on behalf of its fund) or institutional investor’s investment in the operating company. Direct Investments involve holding an interest in securities issued by an operating company directly and not through a third-party investment vehicle. Such investments typically are made as investments in operating companies where private equity funds or other institutional investors are active investors, and are usually structured such that the private equity fund or institutional investors, as the case may be, and the lead investors, if any, collectively hold a significant interest in the operating company.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

4.	RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2021, the Master Fund and CPG TCG had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Master Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Master Fund pays the Adviser a monthly fee (the “Management Fee”) computed and payable monthly, at the annual rate of 1.20% of the Master Fund’s net asset value. “Net asset value” means, for any month, the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date and before any reduction for any fees and expenses of the Master Fund. The Management Fee shall be prorated for any period of less than a month based on the number of days in such period. During the period ended September 30, 2021, the Adviser earned $6,475,294 of Management Fee which is included in the Consolidated Statement of Operations, of which $3,301,670 was payable at September 30, 2021 and is included in Payable to Adviser in the Consolidated Statement of Assets and Liabilities.

Pursuant to a license agreement between Carlyle Investment Management, L.L.C. and the Adviser (the “License Agreement”), the Adviser is permitted to use the mark “Carlyle” in connection with the offering, marketing, promotion, management and operation of the Master Fund. The Adviser believes that the Master Fund has benefitted and will continue to benefit from the License Agreement, in accordance with its terms. Nonetheless the Adviser will not seek reimbursement or payment from the Master Fund for any amounts thereunder.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person”, as defined by the 1940 Act, of the Master Fund (the “Independent Directors”) receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Master Fund related to Independent Directors for the period ended September 30, 2021 was $43,000, which is included in Directors’ and Officer fees in the Consolidated Statement of Operations.

During the period ended September 30, 2021, the Master Fund incurred a portion of the annual compensation of the Master Fund’s Chief Compliance Officer in the amount of $20,728, which is included in Directors’ and Officer Fees in the Consolidated Statement of Operations.

Certain officers and the interested director of the Master Fund are also Officers of the Adviser and CPG TCG, and are registered representatives of Foreside Fund Services, LLC.

5.	ADMINISTRATION AND CUSTODIAN FEES

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serve as administrator (the “Administrator”) to the Master Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Master Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period September 2021, the total administration fees were $425,366 which is included in Accounting and administration fees in the Consolidated Statement of Operations, of which $115,281 was payable at September 30, 2021 and is included in Accounting and administration fees payable in the Consolidated Statement of Assets and Liabilities.

UMB Bank, N.A. serves as the primary custodian of the assets of the Fund.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

6.	INVESTMENTS

For the period ended 30, 2021, September total purchases or capital contributions to, and total proceeds from redemptions or other dispositions of investments, excluding short-term investments, amounted to $86,519,196 and $0, respectively.

The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Investment Funds. The Master Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2021.

The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, generally subject to a preferred return and a claw back.

7.	ALLOCATION OF INVESTORS’ CAPITAL

As of the last day of each Fiscal Period (as defined below), any net profit or net loss for the Fiscal Period shall be allocated among and credited to or debited against the capital accounts of the investors in accordance with their respective Master Fund percentages for such Fiscal Period. Fiscal Period means the period commencing on the first date on or as of which an investor other than the organizational investor or the Adviser is admitted to the Master Fund, and thereafter each period commencing on the day immediately following the last day of the preceding Fiscal Period, and ending at the close of business on the first to occur of the following dates: (1) the last day of a fiscal year; (2) the day preceding any day as of which a contribution to the capital of the Master Fund is made; (3) the day as of which the Master Fund repurchases any Interest or portion of an Interest of any member; (4) the day as of which the Master Fund admits a substituted investor to whom an Interest (or portion thereof) of an investor has been transferred (unless there is no change of beneficial ownership); or (5) any other day as of which the LLC Agreement provides for any amount to be credited to or debited against the capital account of any investor, other than an amount to be credited to or debited against the capital accounts of all investors in accordance with their respective investment percentages.

8.	REPURCHASE OF INVESTORS’ INTERESTS

Investors do not have the right to require the Master Fund to redeem their Interests or portion thereof. To provide a limited degree of liquidity to investors, the Master Fund may, from time to time, offer to repurchase Interests or portions thereof pursuant to written tenders by investors. Repurchases will be made at such times, in such amount and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Interests, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Master Fund offer to repurchase Interests from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Master Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date.

9.	INDEMNIFICATION

Under the Master Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the ordinary course of business, the Master Fund may enter into contracts or agreements that contain indemnification or warranties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

10.	LINE OF CREDIT

The Master Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $50,000,000 which is secured by certain interests in Investment Funds. As of September 30, 2021, the Master Fund has no borrowings under the Facility. A fee of 0.25% per annum is payable monthly in arrears on the unused portion, while the interest rate charged on borrowings in the case of Eurodollar Rate Loans is the ICE LIBOR Rate plus 2.00% and in the case of Prime Rate Loans is the rate of interest per annum publicly announced or determined from time to time by Signature Bank as its prime rate in effect. For the period ended September 30, 2021, the Master Fund had no borrowings outstanding.

11.	IMPACTS OF COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic has resulted in substantial market volatility and may continue to impact the Fund’s performance going forward.

12.	SUBSEQUENT EVENTS

On October 21, 2021, Central Park Group, LLC, the parent company of the Adviser, entered into a purchase agreement with Macquarie Management Holdings, Inc. (“Macquarie”) pursuant to which Macquarie has agreed to acquire Central Park Group, subject to the satisfaction or appropriate waiver of certain customary closing conditions (the “Transaction”). If the Transaction is consummated, Central Park Group would become a wholly-owned subsidiary of Macquarie, which is an indirect wholly-owned subsidiary of Macquarie Group Limited (“Macquarie Group”), a publicly-listed (ASX: MQG) global financial services group organized under the laws of Australia.

The Fund will continue to be managed by the same investment personnel who currently are employed by the Adviser following the Transaction.

CPG Carlyle Commitments Master Fund, LLC

Other Information (Unaudited)
September 30, 2021

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Master Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than 60 days after the Master Fund’s first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which replaced Form N-Q. For the Master Fund, this would be for the fiscal quarters ending June 30 and December 31. The Master Fund’s Form N-Q filings (prior to the reporting period ending March 31, 2019) and Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

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(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Gregory S. Rowland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Carlyle Commitments Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman

Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman

Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 9, 2021

By (Signature and Title)*	/s/ Michael Mascis

Michael Mascis
(Principal Financial Officer)

Date	December 9, 2021

*	Print the name and title of each signing officer under his or her signature.